Investments in joint ventures - Summarized financial information relating to joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 213,032		$ 248,891		$ 164,195
Profit (loss) before interest and taxation		27,348		18,039		18,082
Finance costs		3,840		2,703		2,857
Profit (loss) before taxation		23,749		15,405		15,227
Taxation		7,869		16,762		6,740
Profit (loss) for the year	[1]	15,880		(1,357)		8,487
Other comprehensive income		(511)	[2]	8,208	[1]	2,065	[1]
Total comprehensive income		15,369	[2]	6,851	[1]	10,552	[1]
Non-current assets		176,148		180,432
Current assets		104,146		107,688
Total assets		280,294		288,120
Current liabilities		86,078		99,018
Non-current liabilities		108,723		106,112
Total liabilities		194,801		205,130
Net assets		85,493		82,990
Non-controlling interests		15,210		15,437
bp shareholders’ equity		70,283		67,553
Depreciation, depletion and amortization		15,928		14,318		14,805
Cash and cash equivalents		33,030		29,195		30,681		$ 31,111
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		5,164		2,274
Profit (loss) before interest and taxation		2,146		1,460
Finance costs		400		218
Profit (loss) before taxation		1,746		1,242
Taxation		346		162
Profit (loss) for the year		1,400		1,080
Other comprehensive income		0		0
Total comprehensive income		1,400		1,080
Non-current assets		18,788		22,218
Current assets		3,928		4,132
Total assets		22,716		26,350
Current liabilities		2,510		2,594
Non-current liabilities		10,074		13,228
Total liabilities		12,584		15,822
Net assets		10,132		10,528
Non-controlling interests		0		0
bp shareholders’ equity		10,132		10,528
Depreciation, depletion and amortization		2,768		1,145
Interest income		0		11
Interest expense		407		218
Cash and cash equivalents		603		1,031
Current financial liabilities		2,409		2,077
Non-current financial liabilities		$ 4,735		4,700
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues				6,408		4,394
Profit (loss) before interest and taxation				1,560		806
Finance costs				376		262
Profit (loss) before taxation				1,184		544
Taxation				108		978
Profit (loss) for the year				1,076		(434)
Other comprehensive income				0		0
Total comprehensive income				1,076		(434)
Non-current assets				14,598
Current assets				3,054
Total assets				17,652
Current liabilities				1,996
Non-current liabilities				5,856
Total liabilities				7,852
Net assets				9,800
Non-controlling interests				0
bp shareholders’ equity				9,800
Depreciation, depletion and amortization				1,039		930
Interest income				29		19
Interest expense				375		262
Deferred tax expense (income)						$ 415
Cash and cash equivalents				1,012
Current financial liabilities				751
Non-current financial liabilities				$ 2,151

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.